14. INCOME TAX: Schedule of non-capital losses in Canada (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of non-capital losses in Canada
Year of Origin	Year of Expiry	Non-capital losses/(Income)

2008	2028	$ 10,500
2009	2029	45,000
2010	2030	38,500
2010	2030	325,000
2011	2031	51,500
2012	2032	798,000
2013	2033	606,000
2014	2034	921,000
2015	2035	837,000
2016	2036	1,007,000
2017	2037	854,000
2018	2038	657,000
2019	2039	718,000
		$ 6,868,500